OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Tables) - Medmen Enterprises Inc. [Member]	12 Months Ended
Jun. 26, 2021
Schedule of other current liabilities

	2021	2020

Accrued Interest Payable (1)	$685,281	$9,051,650
Contingent Consideration	87,893	8,951,801
Other Current Liabilities	14,905,107	1,739,742

Total Other Current Liabilities	$15,678,281	$19,743,193

Schedule of other non-current liabilities

	2021	2020

Deferred Gain on Sale of Assets (1)(2)	$3,598,084	$4,164,713
Other Long Term Liabilities	50,820	50,820

Total Other Non-Current Liabilities	$3,648,904	$4,215,533